VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

February 25, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Voya Mutual Funds (the "Registrant")

(File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Registrant's Class A, Class C, Class I, Class P, Class R, Class R6, Class T, and Class W shares Prospectus; the Registrant's Voya Global Bond Fund, Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund Class P3 shares Prospectus; the Registrant's Voya Global Diversified Payment Fund's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares Prospectus; the Registrant's Voya Global Perspectives® Fund's Class A, Class C, Class I, Class R, Class T, and Class W shares Prospectus; the Registrant's Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, Class T, and Class W shares Statement of Additional Information ("SAI"); and the Registrant's Voya Global Diversified Payment Fund's and Voya Global Perspectives® Fund's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares SAI, each dated February 28, 2022, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 223 to the Registrant's Registration Statement on Form N-1A filed on February 23, 2022.

Should you have any questions or comments regarding this filing, please contact Nicholas Ward, Esq. at (212) 309-6566 or the undersigned at 480-477-2649.

Sincerely,

/s/ Paul A. Caldarelli

_________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP